COMMITMENTS AND CONTINGENCIES - Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at the beginning of the period	$ 20,990	$ 28,347
Accruals for warranties issued during the period	1,672	6,437
Settlements and adjustments during the period	(8,766)	(13,794)
Reclassification to liabilities classified as held for sale during the period	(8,745)	0
Balance at the end of the period	$ 5,151	$ 20,990